SWK Holdings Corporation and Summary of Significant Accounting Policies (Details Narrative 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Item	Dec. 31, 2012
Payments to Acquire Finance Receivables (in Dollars)	$ 11,975		$ 29,630	$ 6,500
Number of Operating Segments	1		1
Allowance for Doubtful Accounts Receivable (in Dollars)			0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	4,175,000	3,205,000	4,205,000	3,327,500
Computer Equipment Software Furnitures And Fixtures [Member]
Property, Plant and Equipment, Useful Life			3 years
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage			70.00%	97.00%
Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	73.00%	87.00%	78.00%	89.00%
Life Science Sector [Member]
Payments to Acquire Finance Receivables (in Dollars)			57,500
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense (in Dollars)				$ 150